Additional Information - Financial Statement Schedule I (Details 3) - $ / shares	Dec. 31, 2015	Dec. 31, 2014
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	4,284,544,826	4,261,339,014
Ordinary shares, shares outstanding	4,284,544,826	4,261,339,014
Trina's consolidated subsidiaries with restricted net assets not available for distribution to Trina
BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.00001	$ 0.00001
Ordinary shares, shares authorized	73,000,000,000	73,000,000,000
Ordinary shares, shares issued	4,284,544,826	4,261,339,014
Ordinary shares, shares outstanding	4,284,544,826	4,261,339,014